Schedule of Components of Lease Expense (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Leases
Depreciation of assets	$ 145,066	$ 129,104
Interest on lease liabilities	33,675	36,169
Operating leases	355,786	309,357
Total net lease cost	$ 534,527	$ 474,630